INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INVENTORY

NOTE 4. – INVENTORY

Significant components of inventory at September 30, 2011 and December 31, 2010 consist primarily of:

	2011	2010
	(Unaudited)
Bulk product and raw materials	$1,609,662	$814,416
Work in process	-	-
Merchandise inventory	327,420	204,018
Inventory in transit	126,606	163,246

	$2,063,688	$1,181,680

Bulk product and raw materials – Bulk product consists of completed product formulations that have not yet been packaged in market ready packaging. Raw materials consist of bulk quantities of the various chemical components of product formulations.

Work in process – Work in process inventory consists of merchandise inventory currently in interim production stage that is partially completed and not yet market ready.

Merchandise inventory – Merchandise inventory consists of completed formulations in market ready packaging. Our formulations are batch controlled and subject to various government regulations which, among other things, govern the purity and safety of our product and in some cases limit the concentration of certain ingredients, which would restrict the distribution of these products to medical professionals.

Inventory in transit – In transit inventory consists of primarily bulk product and raw materials where purchases have been committed and funds have been transferred to the Vendor but the inventory has not yet arrived in one of our designated warehouse facilities.

Management evaluated the inventory at September 30, 2011 and December 31, 2010 and any obsolete inventory was excluded from our reported inventory value, accordingly no allowance for obsolescence was necessary.

NOTE 4. – INVENTORY

Significant components of inventory at December 31, 2010 and 2009 consist primarily of:

	2010	2009
Bulk product and raw materials	$814,416	$267,267
Work in process	—	—
Merchandise inventory	204,018	310,970
Inventory in transit	163,246	139,871
	$1,181,680	$718,108

Bulk product and raw materials – Bulk product consists of completed product formulations that have not yet been packaged in market ready packaging. Raw materials consist of bulk quantities of the various chemical components of product formulations.

Work in process – Work in process inventory consists of merchandise inventory currently in interim production stage that is partially completed and not yet market ready.

Merchandise inventory – Merchandise inventory consists of completed formulations in market ready packaging. Our formulations are batch controlled and subject to various government regulations which, among other things, govern the purity and safety of our product and in some cases limit the concentration of certain ingredients, which would restrict the distribution of these products to medical professionals.

Inventory in transit – In transit inventory consists of primarily bulk product and raw materials where title has transferred to the Company but the inventory has yet to arrive in a designated warehouse facility either company owned or under contract.

Management evaluated the inventory at December 31, 2010 and 2009 and any obsolete inventory was excluded from our reported inventory value, accordingly no allowance for obsolescence was necessary.